Stock Based Compensation Expense Included in Operating Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 15,638	$ 15,068	$ 10,699
Income tax benefit related to stock-based compensation included in net income (loss) from continuing operations	4,728	5,023	2,965
Service Costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	1,869	1,289	798
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	2,029	1,471	734
Product Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	1,038	1,408	1,015
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 10,702	$ 10,890	$ 8,152